Asset Impairment (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2010
Impairment Of Assets [Line Items]
Asset impairment charge		$ 41.6		$ 9.5
Heap leach write-down market value
Impairment Of Assets [Line Items]
Asset write-down charge		19.2	[1]
Property Plant and Equipment
Impairment Of Assets [Line Items]
Asset impairment charge		14.5	[2]	9.5	[2]
Biox
Impairment Of Assets [Line Items]
Asset impairment charge		$ 7.9	[3]

[1]	The charge of $19.2 million relates to a write-down to market value in Australia due to the cessation of the heap leach at St. Ives.
[2]	The impairment charge in fiscal 2012 consisted of a $10.1 million impairment of heap leach assets in Australia due to the cessation of the heap leach at St. Ives and $4.4 million impairment of heavy mining machinery in Ghana. The impairment charge in fiscal 2011 resulted from the decision to reassess the optimal processing methodology for the oxides at Cerro Corona, where the focus was on the evaluation of a heap leach operation to capture the value inherent in the oxide instead of a stand-alone oxide plant; the evaluation costs of which were written off in 2011.
[3]	The Group impaired its patented technology, known as the Biox process, which is used for the pretreatment of refractory ores and concentrates prior to gold recovery through conventional cyanide leaching techniques. The Group entered into an agreement to sell its Biox technology in 2013.